Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | C000249165
Average Annual Return [Line Items]
Average Annual Return, Percent	12.77%	6.45%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.35%	5.52%
S&P Target Risk Moderate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index
Average Annual Return, Percent	11.41%	9.43%